Financial Instruments - Long-Term Debt Outstanding Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Disclosure - Financial Instruments - Long-Term Debt Outstanding Maturities [Abstract]
2014	$ 3,040
2015	4,412
2016	2,660
2017	2,413
AFTER 2017	17,937
TOTAL	$ 30,462	[1],[2],[3]	$ 31,036	[1],[2],[3]

[1]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.
[2]	Includes foreign currency debt with fair values of $651 million as of December 31, 2013 and $809 million as of December 31, 2012, which are used as hedging instruments.
[3]	The fair value of our long-term debt (not including the current portion of long-term debt) is $35.1 billion as of December 31, 2013 and $37.5 billion as of December 31, 2012. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.